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February 27, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  AIM Investment Funds
     CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Investment Funds (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of AIM China Fund, AIM Developing Markets Fund, AIM Global Health Care Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Trimark Fund, AIM Trimark Endeavor Fund, and AIM Trimark Small Companies Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 84 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 84 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 25, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-5770.

Sincerely,


/s/ Melanie Ringold

Melanie Ringold
Counsel